CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents	$ 867	$ 827
Financial assets	698	432
Accounts receivable and other	1,925	1,960
Inventory	221	242
Assets classified as held for sale	0	2,380
Current assets	3,711	5,841
Property, plant and equipment	31,584	23,013
Intangible assets	11,767	14,386
Investments in associates and joint ventures	5,528	4,967
Investment properties	518	416
Goodwill	6,634	6,553
Financial assets	709	763
Other assets	756	257
Deferred income tax asset	124	112
Total assets	61,331	56,308
Liabilities
Accounts payable and other	3,277	2,410
Non-recourse borrowings	1,551	1,381
Financial liabilities	696	329
Liabilities directly associated with assets classified as held for sale	0	1,319
Current liabilities	5,524	5,439
Corporate borrowings	3,158	2,475
Non-recourse borrowings	18,469	17,163
Financial liabilities	2,678	1,844
Other liabilities	5,197	2,570
Deferred income tax liability	4,612	4,620
Preferred shares	20	20
Total liabilities	39,658	34,131
Partnership capital
Limited partners	4,233	5,048
General partner	19	24
Non-controlling interest attributable to:
Redeemable Partnership Units held by Brookfield	1,687	2,039
BIPC exchangeable shares	638	0
Exchange LP Units	12	18
Interest of others in operating subsidiaries	13,954	14,113
Preferred unitholders	1,130	935
Total partnership capital	21,673	22,177
Total liabilities and partnership capital	$ 61,331	$ 56,308